Description of Organization and Business Operations	6 Months Ended
Jun. 30, 2015
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing worldwide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by a subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”).
Navios Acquisition was incorporated in the Republic of Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its “IPO.” On May 28, 2010, Navios Acquisition consummated the vessel acquisitions which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.
In June 2015, Navios Maritime Midstream Partners L.P. (“Navios Midstream”) exercised its option to acquire the shares of the vessel-owning subsidiaries of the Nave Celeste and the C. Dream from Navios Acquisition for an aggregate purchase price of $100,000. The aggregate purchase price consisted of 1,592,920 of Subordinated Series A units, issued to Navios Acquisition and $73,000 cash consideration.
As of June 30, 2015, Navios Holdings had 42.9% of the voting power and 46.1% of the economic interest in Navios Acquisition.
As of June 30, 2015, Navios Acquisition had outstanding: 152,104,742 shares of common stock (which includes 375,000 shares of puttable common stock), 3,000 shares of Series A Convertible Preferred Stock, 378 shares of Series B Convertible Preferred Stock issued in connection with the acquisition of the two LR1 product tankers, 1,000 shares of Series C Convertible Preferred Stock issued to Navios Holdings and 475 shares of Series D Convertible Preferred Stock.